Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Credit Quality) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Loans To Business And Government [Line Items]
Customers' liability under acceptances	$ 0	$ 17,569
Business and government [member]
Loans To Business And Government [Line Items]
Loans at amortized cost	356,973	326,528
Customers' liability under acceptances	0	17,569
Loans at FVOCI	230	421
Loans and acceptances	357,203	344,518
Allowance for loan losses	3,583	2,990
Loans and acceptances, net of allowance	$ 353,620	$ 341,528